Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Other assets-Other:
Securities received as collateral		¥ 268,591	¥ 166,352
Goodwill and other intangible assets		36,194	30,007
Deferred tax assets net		22,645	15,562
Investments in equity securities for other than operating purposes	[1]	249,865	249,448
Deposit receivables	[2],[3]	298,705	227,777
Prepaid expenses		19,727	17,165
Other	[2]	118,980	67,275
Total, Other assets-Other		1,014,707	773,586
Other liabilities:
Obligation to return securities received as collateral		268,591	166,352
Accrued income taxes		42,254	34,158
Other accrued expenses and provisions	[4]	479,491	457,511
Operating lease liabilities	[2]	193,883	198,131
Other		191,302	164,073
Total, Other liabilities		¥ 1,175,521	¥ 1,020,225
Operating Lease, Liability, Statement of Financial Position [Extensible List]		Operating lease liabilities	Operating lease liabilities

[1]	Includes equity securities held for other than trading or operating purposes. These investments comprise listed equity securities and unlisted equity securities of ¥13,572 million and ¥235,877 million respectively, as of March 31, 2022, and ¥13,174 million and ¥236,691 million respectively, as of March 31, 2023. These securities are generally carried at fair value, with changes in fair value recognized and reported within Revenue—Other in the consolidated statements of income. Also includes equity securities without a readily determinable fair value of ¥65,365 million as of March 31, 2022 and 2023 respectively.
[2]	Certain reclassifications of previously reported amounts have been made to conform to the current period presentation.
[3]	Includes JSCC’s Clearing Fund.
[4]	Includes a liability of ¥76,866 million and ¥42,459 million as of March 31, 2022 and 2023 respectively, in respect of outstanding and unsettled investigations, lawsuits and other legal proceedings where loss is considered probable and the amount of such loss can be reasonably estimated. See Note 19 “Commitments, contingencies and guarantees” for further information.